Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding
			Average Exercise
	Options		Price
	2012	2011	2012	2011
Outstanding, beginning of year	1,700,000	1,700,000	$0.23	$0.23
Granted	-	-	-	-
Exercised	-	-	-	-
Cancelled/expired	-	-	-	-
Outstanding, end of year	1,700,000	1,700,000	$0.23	$0.23

Weighted Average Exercise price options
Exercise Prices	Number Outstanding		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number Exercisable	Weighted Average Exercise Price

$0.12	1,200,000	(i)	$0.12	0.22	1,200,000	$0.12
$0.15	250,000	(ii)	$0.15	4.02	250,000	$0.15
$0.71	-	(ii)	-	-	-	-
$0.90	250,000	(ii)	$0.90	4.02	250,000	$0.90

	1,700,000		$0.23	1.34	1,700,000	$0.23